Document and Entity Information	3 Months Ended
Mar. 31, 2019
Document and entity information [abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q1
Trading Symbol	NCNA
Entity Registrant Name	NUCANA PLC
Entity Central Index Key	0001709626
Current Fiscal Year End Date	--12-31